ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2019	2020
	RMB	RMB
Accrued payroll and social insurance	30,780,693	27,837,103
Warranty—current	41,809,564	40,252,099
Employee options payable	3,596,236	24,051,579
Sales rebate	40,344,717	15,799,815
Construction payable	18,765,855	5,410,352
Refundable payment—current	16,293,035	33,031,044
Other taxes payable	10,273,637	15,717,177
Interest payable	2,010,366	453,562
Other*	11,659,294	9,104,873

Accrued expenses and other current liabilities	175,533,397	171,657,604

*    Other mainly include accrued marketing expenses and rental expenses payable.

The Group provides limited warranty to its end customers for terms varying from six months to three years, subject to certain conditions, such as normal use. For the electric motor, the Group provides a 24-month or 30,000-kilometer warranty. For lithium-ion battery packs, the Group provides 24-month or 20,000-kilometer warranty or a 36-month or 30,000-kilometer warranty, depending on the model.

For other parts of the Group’s electric-scooters, the Group provides quality warranty varying from six months to 24 months depending on the parts. The Group is responsible for replacing or repairing the faulty products during their respective warranty terms.

The Group provides for the estimated costs of warranties at the time revenue is recognized. Factors that affect the Group’s warranty obligation include product defect rates and costs of repair or replacement.

Movement of provision for warranty is as follows:

	For the Year Ended December 31,
	2018	2019	2020
Accrued warranty—beginning of year	30,648,678	48,872,284	59,951,866
Accrual for warranties issued during the year	29,346,974	40,271,444	35,197,541
Warranty claims paid	(7,923,760)	(22,132,194)	(18,590,107)
Pre-existing warranty expired	(3,199,608)	(7,059,668)	(17,363,404)
Accrued warranty—end of year	48,872,284	59,951,866	59,195,896